Note 18 - Acquisition/Sales of Assets and Interests	6 Months Ended
Jun. 30, 2011
Acquisition/Sales of Assets and Interests
Note 18 - Acquisition/Sales of Assets and Interests [Text Block]

18.       Acquisition/Sales of Assets and Interests

a)      Acquisition of noncontrolling interest

·         Innova S.A.

As from March 31, 2011, Petrobras now holds 100% of the capital of Innova, a petrochemical company located in the industrial park of Triunfo in the State of Rio Grande do Sul, previously indirectly controlled by Petrobras Argentina (Pesa). The amount of the transaction is US$332, with the payment of US$228 in April 2011 and US$104 due on October 30, 2013, restated by 12 month LIBOR as from the date of signing of the share purchase agreement (SPA). This transaction resulted in a decrease of US$54 in the equity attributable to the shareholders of Petrobras, as a result of the decrease in the non-controlling interest in this venture.

·         Purchase option and merger of Companhia Mexilhão do Brasil — “CMB”

On January 12, 2011, Petrobras exercised its purchase option for 100% of the shares of the Variable Interest Entity (“VIE”), Companhia Mexilhão do Brasil — “CMB”, as contractually established. In accordance with ASC 810, this acquisition resulted in an increase in equity attributable to Petrobras, as “Additional paid in capital”,  in the amount of US$72.

On April 4, 2011, the merger of CMB by Petrobras was approved in the Special Shareholders' General Meeting as it is the most efficient way of dissolving the company and absorbing its assets.

b)      Sale of assets and other information

·         Cia Energética Suape II

Petrobras holds a 20% interest in Energética Suape II S.A., the purpose of which is the construction of a thermoelectric power station in Cabo de Santo Agostinho, in the state of Pernambuco with an output 380 of MW.  The remaining 80% interest is held by Nova Cibe Energia S.A.

On May 31, 2011, Petrobras deposited US$31 for the shares not subscribed by Nova Cibe, for which the exercise of the purchase option occurred on May 5, 2011, as established in the Suape II Shareholders' Agreement.

At June 30 2011, Petrobras recorded the deposit as a right to acquisition of an equity interest under “Investments”, until the resolution of the conflict in a seat of arbitration.

·         Albacora Japão Petróleo Ltda.

On May 6, 2011, Petrobras exercised its purchase option for the oil production assets of VIE Albacora Japão Petróleo Ltda for the amount of US$6 thousand. As from this purchase option, the VIE ceased to be consolidated in Petrobras, due to compliance with the related contractual obligations.

·         Sale of the San Lorenzo Refinery and part of the distribution network in Argentina

On May 2, 2011, the Company sold refining and distribution assets in Argentina to Oil Combustibles S.A. for a total amount of US$102, according to an agreement signed in 2010. The transaction is subject to the approval of the Argentine regulatory agency and comprised a refinery located in San Lorenzo in the province of Santa Fé, a fluvial plant and a fuel trading network connected to this refinery, (approximately 360 sales points and associated wholesaler clients), as well as inventories of oil and oil products.

·         BRF Biorefino de Lubrificantes S.A.

On March 21, 2011, Petrobras Distribuidora S.A. established BRF Biorefino de Lubrificantes S.A, the shareholding interest of which is 49%. The purpose of BRF is the construction of building, and operation of the used or contaminated lubricant oil refining plant in the State of Rio de Janeiro.

·         Logum Logística S.A.

On March 1, 2011 the corporate name of PMCC Soluções Logística de Etanol S.A. was changed to Logum Logística S.A., in accordance with the shareholders’ agreement, which composition of shareholding is as follows: Petrobras - 20%; Copersucar S.A. - 20%; Cosan S.A. Indústria e Comércio - 20%; Odebrecht Transport Participações S.A. - 20%; Camargo Correa Óleo e Gás S.A. - 10% and Uniduto Logística S.A. - 10%.

Logum Logística S.A. will be responsible for the construction of a comprehensive multimodal logistics system for ethanol transport and storage, the development and operation of the system which will involve polyducts, waterways, highways and coastal shipping.

·         Operations in Ecuador

On July 26, 2010, the new hydrocarbon law in Ecuador, established, the obligatoriness of migration introduced of the November 24, 2010, exploration before agreements entered into to service agreements.

Petrobras Argentina S.A. (PESA), through its subsidiary Sociedade Ecuador TLC S.A., held a 30% interest in the exploration agreements for block 18 and the unified Palo Azul field, located in the Oriente basin of Ecuador, and decided not to accept the final proposal to migrate its agreements to the new contractual model, thus it is the responsibility of the Ecuadorian Government to indemnify the investments made in those exploration blocks.

The Company disagrees with the criteria established for the indemnification of the amounts invested and, although it is not renouncing its rights, it recognized a loss in an amount equivalent to US$53, due to the uncertainties involving the process.

PESA has a ship-or-pay agreement entered into with Oleoducto de Crudos Pesados Ltd (OCP) for transporting oil in Ecuador, in force since 2003 with an effective term of 15 years. On account of the commitments assumed for the transport capacity contracted and not used, at June 30, 2011, the Company has a liability in the amount equivalent to US$81.